                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-4410

                           Oppenheimer Discovery Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: September 30

                      Date of reporting period: 12/31/2009

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Discovery Fund

STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

                                                         Shares          Value
                                                      -----------   --------------
COMMON STOCKS--99.1%
CONSUMER DISCRETIONARY--15.3%
DISTRIBUTORS--0.7%
LKQ Corp.(1)                                              372,920   $    7,305,503
DIVERSIFIED CONSUMER SERVICES--1.0%
Education Management Corp.(1)                             234,090        5,152,321
Strayer Education, Inc.                                    23,000        4,887,270
                                                                    --------------
                                                                        10,039,591
                                                                    --------------
HOTELS, RESTAURANTS & LEISURE--4.2%
7 Days Group Holdings Ltd., ADR(1)                         91,070        1,136,554
Buffalo Wild Wings, Inc.(1)                               132,300        5,327,721
Cheesecake Factory, Inc. (The)(1)                         395,180        8,531,936
Chipotle Mexican Grill, Inc., Cl. A(1)                     73,380        6,469,181
Panera Bread Co., Cl. A(1)                                145,120        9,718,686
Penn National Gaming, Inc.(1)                             138,020        3,751,384
WMS Industries, Inc.(1)                                   197,890        7,915,600
                                                                    --------------
                                                                        42,851,062
                                                                    --------------
HOUSEHOLD DURABLES--0.5%
Deer Consumer Products, Inc.(1)                           420,700        4,762,324
MEDIA--0.6%
Imax Corp.(1)                                             463,200        6,160,560
SPECIALTY RETAIL--6.0%
Aeropostale, Inc.(1)                                       76,000        2,587,800
Chico's FAS, Inc.(1)                                      724,250       10,175,713
Citi Trends, Inc.(1)                                      265,160        7,323,719
hhgregg, Inc.(1)                                          187,230        4,124,677
J. Crew Group, Inc.(1)                                    329,520       14,742,725
Lumber Liquidators, Inc.(1)                               334,790        8,972,372
Rue21, Inc.(1)                                            182,200        5,117,998
Vitamin Shoppe, Inc.(1)                                   365,280        8,123,827
                                                                    --------------
                                                                        61,168,831
                                                                    --------------
TEXTILES, APPAREL & LUXURY GOODS--2.3%
Fuqi International, Inc.(1)                               300,940        5,401,873
Phillips/Van Heusen Corp.                                 221,090        8,993,941
Warnaco Group, Inc. (The)(1)                              223,650        9,435,794
                                                                    --------------
                                                                        23,831,608
                                                                    --------------
CONSUMER STAPLES--1.9%
FOOD PRODUCTS--1.9%
Diamond Foods, Inc.                                       286,100       10,167,994
TreeHouse Foods, Inc.(1)                                  222,730        8,655,288
                                                                    --------------
                                                                        18,823,282
                                                                    --------------
ENERGY--6.0%
ENERGY EQUIPMENT & SERVICES--1.5%
Core Laboratories NV                                       64,550        7,624,646


                         1 | Oppenheimer Discovery Fund

Oppenheimer Discovery Fund

STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

                                                         Shares          Value
                                                      -----------   --------------
ENERGY EQUIPMENT & SERVICES CONTINUED
Oceaneering International, Inc.(1)                        124,500   $    7,285,740
                                                                    --------------
                                                                        14,910,386
                                                                    --------------
OIL, GAS & CONSUMABLE FUELS--4.5%
Arena Resources, Inc.(1)                                  217,367        9,372,865
Brigham Exploration Co.(1)                                912,460       12,363,833
Carrizo Oil & Gas, Inc.(1)                                282,693        7,488,538
Concho Resources, Inc.(1)                                 378,470       16,993,303
                                                                    --------------
                                                                        46,218,539
                                                                    --------------
FINANCIALS--8.5%
CAPITAL MARKETS--4.7%
Affiliated Managers Group, Inc.(1)                        116,800        7,866,480
Artio Global Investors, Inc.(1)                           170,610        4,348,849
Evercore Partners, Inc., Cl. A                            241,100        7,329,440
Greenhill & Co., Inc.                                      31,212        2,504,451
KBW, Inc.(1)                                              183,350        5,016,456
Stifel Financial Corp.(1)                                 219,458       13,000,692
Waddell & Reed Financial, Inc., Cl. A                     257,280        7,857,331
                                                                    --------------
                                                                        47,923,699
                                                                    --------------
COMMERCIAL BANKS--1.8%
East West Bancorp, Inc.                                   525,240        8,298,792
Signature Bank(1)                                         305,039        9,730,744
                                                                    --------------
                                                                        18,029,536
                                                                    --------------
DIVERSIFIED FINANCIAL SERVICES--0.8%
MSCI, Inc., Cl. A(1)                                      263,000        8,363,400
REAL ESTATE INVESTMENT TRUSTS--0.6%
Digital Realty Trust, Inc.                                115,160        5,790,245
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.6%
Jones Lang LaSalle, Inc.                                  110,800        6,692,320
HEALTH CARE--19.3%
BIOTECHNOLOGY--3.7%
Alexion Pharmaceuticals, Inc.(1)                          367,440       17,938,421
Myriad Genetics, Inc.(1)                                  256,200        6,686,820
Savient Pharmaceuticals, Inc.(1)                          308,430        4,197,732
United Therapeutics Corp.(1)                              162,050        8,531,933
                                                                    --------------
                                                                        37,354,906
                                                                    --------------
HEALTH CARE EQUIPMENT & SUPPLIES--4.9%
Edwards Lifesciences Corp.(1)                              70,130        6,090,791
Haemonetics Corp.(1)                                       57,687        3,181,438
ICU Medical, Inc.(1)                                      144,050        5,249,182
IDEXX Laboratories, Inc.(1)                               129,070        6,897,501
Merit Medical Systems, Inc.(1)                            469,700        9,060,513
NuVasive, Inc.(1)                                         143,381        4,585,324
Thoratec Corp.(1)                                         369,330        9,942,364


                         2 | Oppenheimer Discovery Fund

Oppenheimer Discovery Fund

STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

                                                         Shares          Value
                                                      -----------   --------------
HEALTH CARE EQUIPMENT & SUPPLIES CONTINUED
Volcano Corp.(1)                                          309,020   $    5,370,768
                                                                    --------------
                                                                        50,377,881
                                                                    --------------
HEALTH CARE PROVIDERS & SERVICES--6.7%
Bio-Reference Laboratories, Inc.(1)                       237,586        9,310,995
Catalyst Health Solutions, Inc.(1)                        157,100        5,729,437
Genoptix, Inc.(1)                                         251,036        8,919,309
Hanger Orthopedic Group, Inc.(1)                          521,900        7,217,877
HMS Holdings Corp.(1)                                     291,876       14,211,442
IPC The Hospitalist Co.(1)                                326,605       10,859,616
MEDNAX, Inc.(1)                                           203,180       12,213,150
                                                                    --------------
                                                                        68,461,826
                                                                    --------------
HEALTH CARE TECHNOLOGY--2.8%
athenahealth, Inc.(1)                                     107,682        4,871,534
MedAssets, Inc.(1)                                        365,920        7,761,163
Phase Forward, Inc.(1)                                    325,240        4,992,434
SXC Health Solutions Corp.(1)                             198,870       10,729,037
                                                                    --------------
                                                                        28,354,168
                                                                    --------------
LIFE SCIENCES TOOLS & SERVICES--0.6%
Illumina, Inc.(1)                                         201,005        6,160,803
PHARMACEUTICALS--0.6%
Eurand NV(1)                                               59,700          770,130
Perrigo Co.                                               130,050        5,181,192
                                                                    --------------
                                                                         5,951,322
                                                                    --------------
INDUSTRIALS--14.5%
AEROSPACE & DEFENSE--0.5%
BE Aerospace, Inc.(1)                                     215,900        5,073,650
AIR FREIGHT & LOGISTICS--0.5%
Atlas Air Worldwide Holdings, Inc.(1)                     137,200        5,110,700
COMMERCIAL SERVICES & SUPPLIES--0.9%
Clean Harbors, Inc.(1)                                     65,772        3,920,669
Waste Connections, Inc.(1)                                172,535        5,752,317
                                                                    --------------
                                                                         9,672,986
                                                                    --------------
CONSTRUCTION & ENGINEERING--0.6%
Orion Marine Group, Inc.(1)                               272,540        5,739,692
ELECTRICAL EQUIPMENT--2.7%
American Superconductor Corp.(1)                          137,830        5,637,247
GrafTech International Ltd.(1)                            480,340        7,469,287
Harbin Electric, Inc.(1)                                  228,800        4,699,552
Regal-Beloit Corp.                                        188,750        9,803,675
                                                                    --------------
                                                                        27,609,761
                                                                    --------------
MACHINERY--4.9%
Bucyrus International, Inc.                               135,960        7,664,065
Chart Industries, Inc.(1)                                 282,510        4,675,541
Gardner Denver, Inc.                                      237,140       10,090,307


                         3 | Oppenheimer Discovery Fund

Oppenheimer Discovery Fund

STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

                                                         Shares          Value
                                                      -----------   --------------
MACHINERY CONTINUED
Nordson Corp.                                             167,040   $   10,219,507
Robbins & Myers, Inc.                                     197,260        4,639,555
SmartHeat, Inc.(1)                                        376,539        5,467,346
Wabtec Corp.                                              181,190        7,399,800
                                                                    --------------
                                                                        50,156,121
                                                                    --------------
PROFESSIONAL SERVICES--3.2%
FTI Consulting, Inc.(1)                                    94,800        4,470,768
ICF International, Inc.(1)                                267,775        7,176,370
IHS, Inc., Cl. A(1)                                       146,010        8,002,808
Monster Worldwide, Inc.(1)                                257,170        4,474,758
TrueBlue, Inc.(1)                                         562,200        8,326,182
                                                                    --------------
                                                                        32,450,886
                                                                    --------------
TRANSPORTATION INFRASTRUCTURE--1.2%
Aegean Marine Petroleum Network, Inc.                     439,140       12,067,567
INFORMATION TECHNOLOGY--29.5%
COMMUNICATIONS EQUIPMENT--3.7%
Acme Packet, Inc.(1)                                      462,600        5,088,600
Aruba Networks, Inc.(1)                                   938,950       10,009,207
Blue Coat Systems, Inc.(1)                                352,000       10,046,080
F5 Networks, Inc.(1)                                      231,350       12,256,923
                                                                    --------------
                                                                        37,400,810
                                                                    --------------
COMPUTERS & PERIPHERALS--1.8%
Compellent Technologies, Inc.(1)                          488,180       11,071,922
Netezza Corp.(1)                                          719,780        6,981,866
                                                                    --------------
                                                                        18,053,788
                                                                    --------------
INTERNET SOFTWARE & SERVICES--5.7%
Archipelago Learning, Inc.(1)                             204,910        4,241,637
Equinix, Inc.(1)                                           72,370        7,682,076
GSI Commerce, Inc.(1)                                     539,930       13,708,823
Mercadolibre, Inc.(1)                                     199,020       10,323,167
Rackspace Hosting, Inc.(1)                                504,820       10,525,497
VistaPrint NV(1)                                          213,200       12,079,912
                                                                    --------------
                                                                        58,561,112
                                                                    --------------
IT SERVICES--1.2%
CyberSource Corp.(1)                                      293,260        5,897,459
TNS, Inc.(1)                                              262,130        6,734,120
                                                                    --------------
                                                                        12,631,579
                                                                    --------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--8.4%
Atheros Communications, Inc.(1)                           259,630        8,889,731
Cavium Networks, Inc.(1)                                  466,490       11,116,457
Cymer, Inc.(1)                                            246,820        9,472,952
Monolithic Power Systems, Inc.(1)                         417,091        9,997,671
Netlogic Microsystems, Inc.(1)                            284,190       13,146,629


                         4 | Oppenheimer Discovery Fund

Oppenheimer Discovery Fund

STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

                                                         Shares          Value
                                                      -----------   --------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT CONTINUED
Silicon Laboratories, Inc.(1)                             217,530   $   10,515,400
Varian Semiconductor Equipment Associates, Inc.(1)        292,150       10,482,342
Veeco Instruments, Inc.(1)                                355,120       11,733,165
                                                                    --------------
                                                                        85,354,347
                                                                    --------------
SOFTWARE--8.7%
ArcSight, Inc.(1)                                         199,300        5,098,094
Concur Technologies, Inc.(1)                              194,110        8,298,203
FactSet Research Systems, Inc.                            102,250        6,735,208
Informatica Corp.(1)                                       98,400        2,544,624
Longtop Financial Technologies Ltd., ADR(1)               307,980       11,401,420
Pegasystems, Inc.                                         340,240       11,568,160
Rovi Corp.(1)                                             353,805       11,275,765
Solarwinds, Inc.(1)                                       363,490        8,363,905
Sourcefire, Inc.(1)                                       438,069       11,718,346
SuccessFactors, Inc.(1)                                   704,495       11,680,527
                                                                    --------------
                                                                        88,684,252
                                                                    --------------
MATERIALS--3.1%
CHEMICALS--0.8%
Intrepid Potash, Inc.(1)                                   99,340        2,897,748
Solutia, Inc.(1)                                          412,610        5,240,147
                                                                    --------------
                                                                         8,137,895
                                                                    --------------
CONTAINERS & PACKAGING--1.1%
Bway Holding Co.(1)                                       209,900        4,034,278
Rock-Tenn Co., Cl. A                                      138,770        6,995,396
                                                                    --------------
                                                                        11,029,674
                                                                    --------------
METALS & MINING--0.7%
Thompson Creek Metals Co., Inc.(1)                        596,170        6,987,112
PAPER & FOREST PRODUCTS--0.5%
Schweitzer-Mauduit International, Inc.                     76,060        5,350,817
TELECOMMUNICATION SERVICES--1.0%
WIRELESS TELECOMMUNICATION SERVICES--1.0%
SBA Communications Corp.(1)                               305,420       10,433,147
                                                                    --------------
Total Common Stocks (Cost $780,330,894)                              1,010,037,688
                                                                    --------------
INVESTMENT COMPANY--1.0%
Oppenheimer Institutional Money Market Fund, Cl. E,
   0.21% (2, 3) (Cost $9,717,753)                       9,717,753        9,717,753
TOTAL INVESTMENTS, AT VALUE (COST $790,048,647)             100.1%   1,019,755,441
Liabilities in Excess of Other Assets                        (0.1)      (1,004,970)
                                                      -----------   --------------
Net Assets                                                  100.0%  $1,018,750,471
                                                      ===========   ==============

Footnotes to Statement of Investments

(1.) Non-income producing security.

(2.) Rate shown is the 7-day yield as of December 31, 2009.


                         5 | Oppenheimer Discovery Fund

Oppenheimer Discovery Fund

STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

(3.) Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended December 31, 2009, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                            SHARES           GROSS         GROSS            SHARES
                                                     SEPTEMBER 30, 2009    ADDITIONS     REDUCTIONS   DECEMBER 31, 2009
                                                     ------------------   -----------   -----------   -----------------
Oppenheimer Institutional Money Market Fund, Cl. E       21,419,912       116,587,146   128,289,305       9,717,753

                                                        VALUE      INCOME
                                                     ----------   -------
Oppenheimer Institutional Money Market Fund, Cl. E   $9,717,753   $10,760

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The table below categorizes amounts as of December 31, 2009 based on valuation input level:

                                                         LEVEL 2--        LEVEL 3--
                                    LEVEL 1--             OTHER          SIGNIFICANT
                                UNADJUSTED QUOTED       SIGNIFICANT     UNOBSERVABLE
                                      PRICES        OBSERVABLE INPUTS      INPUTS           VALUE
                                -----------------   -----------------   ------------   --------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Common Stocks
   Consumer Discretionary         $  156,119,479           $--               $--       $  156,119,479
   Consumer Staples                   18,823,282            --                --           18,823,282
   Energy                             61,128,925            --                --           61,128,925
   Financials                         86,799,200            --                --           86,799,200
   Health Care                       196,660,906            --                --          196,660,906
   Industrials                       147,881,363            --                --          147,881,363
   Information Technology            300,685,888            --                --          300,685,888
   Materials                          31,505,498            --                --           31,505,498
   Telecommunication Services         10,433,147            --                --           10,433,147
Investment Company                     9,717,753            --                --            9,717,753
                                  --------------           ---               ---       --------------
Total Assets                      $1,019,755,441           $--               $--       $1,019,755,441
                                  --------------           ---               ---       --------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION METHODOLOGIES, IF ANY, DURING THE REPORTING PERIOD.


                         6 | Oppenheimer Discovery Fund

Oppenheimer Discovery Fund

STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies during the period.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.


                         7 | Oppenheimer Discovery Fund

Oppenheimer Discovery Fund

STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2009 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $798,080,590
                                 ============
Gross unrealized appreciation    $230,030,843
Gross unrealized depreciation      (8,355,992)
                                 ------------
Net unrealized appreciation      $221,674,851
                                 ============


                         8 | Oppenheimer Discovery Fund

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 12/31/2009, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Discovery Fund


By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 02/08/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 02/08/2010


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 02/08/2010